Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	$ 2	$ (327)
Major plans
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(27)	(323)
Swiss pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(336)	(276)
Additional employer contributions paid to employees retirement assets	254	235
UK pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	207	(61)
UBS AG
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	133	(222)
UBS AG | Major plans
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	102	(219)
UBS AG | Swiss pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	(207)	(172)
Additional employer contributions paid to employees retirement assets	152	143
UBS AG | UK pension plan
Statement Of Comprehensive Income [Table]
Gains / (losses) on defined benefit plans, before tax	$ 207	$ (61)